Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended		106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Mar. 31, 2017	Dec. 31, 2015	Apr. 30, 2017	Jan. 31, 2016	May 31, 2017	Feb. 29, 2016	Jun. 30, 2017	Mar. 31, 2016	Jul. 31, 2017	Apr. 30, 2016	Aug. 31, 2017	May 31, 2016	Sep. 30, 2017	Jun. 30, 2016	Oct. 31, 2017	Jul. 31, 2016	Nov. 30, 2017	Aug. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Jan. 31, 2018	Oct. 31, 2016	Feb. 28, 2018	Nov. 30, 2016	Dec. 31, 2025	Mar. 31, 2018	Dec. 31, 2016	Apr. 30, 2018	Jan. 31, 2017	May 31, 2018	Feb. 28, 2017	Jun. 30, 2018	Mar. 31, 2017	Jul. 31, 2018	Apr. 30, 2017	Aug. 31, 2018	May 31, 2017	Sep. 30, 2018	Jun. 30, 2017	Oct. 31, 2018	Jul. 31, 2017	Nov. 30, 2018	Aug. 31, 2017	Dec. 31, 2018	Sep. 30, 2017	Jan. 31, 2019	Oct. 31, 2017	Feb. 28, 2019	Nov. 30, 2017	Mar. 31, 2019	Dec. 31, 2017	Apr. 30, 2019	Jan. 31, 2018	May 31, 2019	Feb. 28, 2018	Jun. 30, 2019	Mar. 31, 2018	Jul. 31, 2019	Apr. 30, 2018	Aug. 31, 2019	May 31, 2018	Sep. 30, 2019	Jun. 30, 2018	Oct. 31, 2019	Jul. 31, 2018	Nov. 30, 2019	Aug. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Jan. 31, 2020	Oct. 31, 2018	Feb. 29, 2020	Nov. 30, 2018	Mar. 31, 2020	Dec. 31, 2018	Apr. 30, 2020	Jan. 31, 2019	May 31, 2020	Feb. 28, 2019	Jun. 30, 2020	Mar. 31, 2019	Jul. 31, 2020	Apr. 30, 2019	Aug. 31, 2020	May 31, 2019	Sep. 30, 2020	Jun. 30, 2019	Oct. 31, 2020	Jul. 31, 2019	Nov. 30, 2020	Aug. 31, 2019	Dec. 31, 2020	Sep. 30, 2019	Jan. 31, 2021	Oct. 31, 2019	Feb. 28, 2021	Nov. 30, 2019	Mar. 31, 2021	Dec. 31, 2019	Apr. 30, 2021	Jan. 31, 2020	May 31, 2021	Feb. 29, 2020	Jun. 30, 2021	Mar. 31, 2020	Jul. 31, 2021	Apr. 30, 2020	Aug. 31, 2021	May 31, 2020	Sep. 30, 2021	Jun. 30, 2020	Oct. 31, 2021	Jul. 31, 2020	Nov. 30, 2021	Aug. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Jan. 31, 2022	Oct. 31, 2020	Feb. 28, 2022	Nov. 30, 2020	Mar. 31, 2022	Dec. 31, 2020	Apr. 30, 2022	Jan. 31, 2021	May 31, 2022	Feb. 28, 2021	Jun. 30, 2022	Mar. 31, 2021	Jul. 31, 2022	Apr. 30, 2021	Aug. 31, 2022	May 31, 2021	Sep. 30, 2022	Jun. 30, 2021	Oct. 31, 2022	Jul. 31, 2021	Nov. 30, 2022	Aug. 31, 2021	Dec. 31, 2022	Sep. 30, 2021	Jan. 31, 2023	Oct. 31, 2021	Feb. 28, 2023	Nov. 30, 2021	Mar. 31, 2023	Dec. 31, 2021	Apr. 30, 2023	Jan. 31, 2022	May 31, 2023	Feb. 28, 2022	Jun. 30, 2023	Mar. 31, 2022	Jul. 31, 2023	Apr. 30, 2022	Aug. 31, 2023	May 31, 2022	Sep. 30, 2023	Jun. 30, 2022	Oct. 31, 2023	Jul. 31, 2022	Nov. 30, 2023	Aug. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Jan. 31, 2024	Oct. 31, 2022	Feb. 29, 2024	Nov. 30, 2022	Mar. 31, 2024	Dec. 31, 2022	Apr. 30, 2024	Jan. 31, 2023	May 31, 2024	Feb. 28, 2023	Jun. 30, 2024	Mar. 31, 2023	Jul. 31, 2024	Apr. 30, 2023	Aug. 31, 2024	May 31, 2023	Sep. 30, 2024	Jun. 30, 2023	Oct. 31, 2024	Jul. 31, 2023	Nov. 30, 2024	Aug. 31, 2023	Dec. 31, 2024	Sep. 30, 2023	Jan. 31, 2025	Oct. 31, 2023	Feb. 28, 2025	Nov. 30, 2023	Mar. 31, 2025	Dec. 31, 2023	Apr. 30, 2025	Jan. 31, 2024	May 31, 2025	Feb. 29, 2024	Jun. 30, 2025	Mar. 31, 2024	Jul. 31, 2025	Apr. 30, 2024	Aug. 31, 2025	May 31, 2024	Sep. 30, 2025	Jun. 30, 2024	Oct. 31, 2025	Jul. 31, 2024	Nov. 30, 2025	Aug. 31, 2024	Dec. 31, 2025	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000099641
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A
Accumulated Value		$ 9,550		$ 9,069		$ 9,050		$ 9,660		$ 9,691		$ 9,862		$ 9,881		$ 10,241		$ 10,248		$ 10,243		$ 10,052		$ 10,419			$ 10,618		$ 10,813		$ 11,239		$ 11,243		$ 11,351		$ 11,506		$ 11,574		$ 11,804		$ 11,836		$ 12,074		$ 12,350		$ 12,722		$ 12,858		$ 13,587		$ 13,081		$ 12,740		$ 12,787		$ 13,087		$ 13,158		$ 13,643		$ 14,081		$ 14,153		$ 13,180		$ 13,440		$ 12,272		$ 13,248		$ 13,666		$ 13,930		$ 14,485		$ 13,557		$ 14,507		$ 14,710		$ 14,471		$ 14,733		$ 15,047		$ 15,588		$ 16,045		$ 16,035		$ 14,705		$ 12,885		$ 14,533		$ 15,218		$ 15,514		$ 16,380		$ 17,553		$ 16,876		$ 16,422		$ 18,208		$ 18,901		$ 18,701		$ 19,213		$ 20,042		$ 21,104		$ 21,242		$ 21,729		$ 22,235		$ 22,901		$ 21,823		$ 23,345		$ 23,174		$ 24,198		$ 22,933		$ 22,235		$ 23,049		$ 21,028		$ 21,055		$ 19,311		$ 21,084		$ 20,211		$ 18,343		$ 19,820		$ 20,919		$ 19,706		$ 20,936		$ 20,412		$ 21,152		$ 21,477		$ 21,557		$ 22,971		$ 23,697		$ 23,314		$ 22,190		$ 21,714		$ 23,687		$ 24,756		$ 25,158		$ 26,494		$ 27,332		$ 26,208		$ 27,491		$ 28,468		$ 28,799		$ 29,486		$ 30,099	$ 29,811	$ 31,549	$ 30,779	$ 31,620	$ 31,196	$ 29,424	$ 29,206	$ 31,033	$ 32,599	$ 33,314	$ 33,972	$ 35,194	$ 36,001	$ 36,072	$ 36,080
C000099643
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C
Accumulated Value		10,000		9,491		9,467		10,098		10,126		10,297		10,313		10,680		10,684		10,672		10,468		10,844			11,044		11,242		11,674		11,675		11,778		11,932		11,993		12,228		12,249		12,491		12,767		13,145		13,274		14,020		13,492		13,138		13,173		13,474		13,541		14,032		14,471		14,537		13,531		13,790		12,582		13,575		13,999		14,254		14,820		13,857		14,820		15,018		14,764		15,023		15,334		15,873		16,332		16,308		14,946		13,087		14,750		15,438		15,730		16,601		17,773		17,081		16,610		18,408		19,095		18,882		19,385		20,213		21,271		21,395		21,873		22,369		23,025		21,929		23,446		23,258		24,272		22,988		22,276		23,082		21,043		21,059		19,301		21,061		20,176		18,303		19,763		20,846		19,623		20,834		20,305		21,030		21,337		21,405		22,789		23,501		23,102		21,977		21,493		23,429		24,473		24,854		26,159		26,971		25,840		27,098		28,037		28,345		29,005		29,594	29,291	30,980	30,209	31,017	30,581	28,828	28,594	30,363	31,875	32,557	33,177	34,358	35,122	35,173	35,151
C000188496
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value	$ 10,000		$ 10,099		$ 10,237		$ 10,295		$ 10,506		$ 10,535		$ 10,750		$ 10,998		$ 11,336		$ 11,453		$ 12,109		$ 11,659			$ 11,363		$ 11,404		$ 11,675		$ 11,746		$ 12,178		$ 12,572		$ 12,643		$ 11,776		$ 12,015		$ 10,969		$ 11,848		$ 12,224		$ 12,462		$ 12,962		$ 12,137		$ 12,988		$ 13,178		$ 12,964		$ 13,205		$ 13,486		$ 13,974		$ 14,390		$ 14,381		$ 13,191		$ 11,562		$ 13,042		$ 13,660		$ 13,932		$ 14,712		$ 15,767		$ 15,167		$ 14,760		$ 16,375		$ 17,000		$ 16,826		$ 17,290		$ 18,043		$ 19,001		$ 19,130		$ 19,573		$ 20,032		$ 20,640		$ 19,673		$ 21,051		$ 20,902		$ 21,830		$ 20,696		$ 20,068		$ 20,813		$ 18,993		$ 19,022		$ 17,450		$ 19,058		$ 18,276		$ 16,591		$ 17,928		$ 18,929		$ 17,835		$ 18,950		$ 18,483		$ 19,160		$ 19,454		$ 19,531		$ 20,820		$ 21,482		$ 21,140		$ 20,129		$ 19,698		$ 21,494		$ 22,467		$ 22,843		$ 24,057		$ 24,828		$ 23,810		$ 24,983		$ 25,875		$ 26,186		$ 26,814		$ 27,380		$ 27,129		$ 28,712		$ 28,023		$ 28,799		$ 28,420		$ 26,810		$ 26,617		$ 28,288		$ 29,720		$ 30,382		$ 30,992		$ 32,117		$ 32,863		$ 32,940		$ 32,950
C000099644
Account Value [Line Items]
Line Graph and Table Measure Name																									Class S
Accumulated Value		10,000		9,497		9,481		10,123		10,159		10,338		10,362		10,742		10,754		10,752		10,551		10,940			11,152		11,360		11,806		11,815		11,932		12,095		12,170		12,416		12,449		12,704		12,997		13,393		13,536		14,307		13,779		13,425		13,474		13,794		13,874		14,384		14,849		14,930		13,906		14,184		12,950		13,987		14,432		14,710		15,300		14,326		15,333		15,551		15,299		15,581		15,917		16,488		16,981		16,971		15,566		13,642		15,388		16,117		16,435		17,356		18,600		17,891		17,411		19,311		20,051		19,840		20,387		21,277		22,402		22,554		23,079		23,620		24,332		23,193		24,812		24,636		25,732		24,390		23,650		24,523		22,378		22,418		20,557		22,451		21,530		19,541		21,122		22,296		21,004		22,323		21,772		22,567		22,913		23,004		24,518		25,298		24,896		23,702		23,201		25,309		26,459		26,894		28,324		29,230		28,031		29,412		30,460		30,820		31,559		32,228	31,926	33,796	32,974	33,887	33,441	31,548	31,321	33,281	34,968	35,747	36,458	37,780	38,651	38,741	38,753
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,556		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,957		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,917		22,845		21,913		19,895		21,506		22,708		21,400		22,744		22,189		23,004		23,363		23,464		25,015		25,819		25,407		24,196		23,687		25,851		27,025		27,479		28,946		29,878		28,657		30,078		31,158		31,537		32,302		32,992	32,693	34,612	33,787	34,727	34,274	32,343	32,124	34,146	35,882	36,688	37,431	38,797	39,706	39,803	39,828
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,556		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,957		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,917		22,845		21,913		19,895		21,506		22,708		21,400		22,744		22,189		23,004		23,363		23,464		25,015		25,819		25,407		24,196		23,687		25,851		27,025		27,479		28,946		29,878		28,657		30,078		31,158		31,537		32,302		32,992	32,693	34,612	33,787	34,727	34,274	32,343	32,124	34,146	35,882	36,688	37,431	38,797	39,706	39,803	39,828
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,012		$ 10,114		$ 10,257		$ 10,321		$ 10,533		$ 10,565		$ 10,783		$ 11,035		$ 11,373		$ 11,500		$ 12,158		$ 11,710			$ 11,412		$ 11,456		$ 11,732		$ 11,804		$ 12,244		$ 12,643		$ 12,715		$ 11,846		$ 12,087		$ 10,996		$ 11,877		$ 12,258		$ 12,496		$ 13,002		$ 12,176		$ 13,034		$ 13,221		$ 13,012		$ 13,255		$ 13,543		$ 14,034		$ 14,458		$ 14,452		$ 13,262		$ 11,624		$ 13,114		$ 13,739		$ 14,012		$ 14,802		$ 15,866		$ 15,264		$ 14,858		$ 16,484		$ 17,118		$ 16,945		$ 17,412		$ 18,175		$ 19,145		$ 19,278		$ 19,728		$ 20,197		$ 20,811		$ 19,843		$ 21,234		$ 21,086		$ 22,031		$ 20,891		$ 20,266		$ 21,018		$ 19,185		$ 19,221		$ 17,634		$ 19,260		$ 18,475		$ 16,773		$ 18,131		$ 19,144		$ 18,041		$ 19,175		$ 18,707		$ 19,394		$ 19,697		$ 19,782		$ 21,089		$ 21,767		$ 21,420		$ 20,399		$ 19,970		$ 21,794		$ 22,784		$ 23,167		$ 24,404		$ 25,189		$ 24,160		$ 25,358		$ 26,268		$ 26,588		$ 27,233		$ 27,814		$ 27,562		$ 29,180		$ 28,485		$ 29,278		$ 28,896		$ 27,268		$ 27,083		$ 28,787		$ 30,251		$ 30,930		$ 31,557		$ 32,709		$ 33,475		$ 33,557		$ 33,578
DWS Index: S&P 500® Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,504		$ 9,491		$ 10,135		$ 10,174		$ 10,357		$ 10,384		$ 10,766		$ 10,782		$ 10,784		$ 10,587		$ 10,979			$ 11,196		$ 11,408		$ 11,861		$ 11,875		$ 11,997		$ 12,166		$ 12,242		$ 12,494		$ 12,532		$ 12,790		$ 13,089		$ 13,490		$ 13,640		$ 14,421		$ 13,890		$ 13,537		$ 13,589		$ 13,916		$ 14,002		$ 14,523		$ 14,996		$ 15,081		$ 14,050		$ 14,337		$ 13,042		$ 14,087		$ 14,540		$ 14,822		$ 15,422		$ 14,442		$ 15,460		$ 15,682		$ 15,434		$ 15,723		$ 16,063		$ 16,646		$ 17,149		$ 17,142		$ 15,731		$ 13,788		$ 15,556		$ 16,296		$ 16,620		$ 17,558		$ 18,820		$ 18,105		$ 17,623		$ 19,552		$ 20,304		$ 20,099		$ 20,653		$ 21,558		$ 22,708		$ 22,867		$ 23,401		$ 23,957		$ 24,685		$ 23,537		$ 25,186		$ 25,011		$ 26,132		$ 24,780		$ 24,038		$ 24,931		$ 22,757		$ 22,798		$ 20,917		$ 22,845		$ 21,913		$ 19,895		$ 21,506		$ 22,708		$ 21,400		$ 22,744		$ 22,189		$ 23,004		$ 23,363		$ 23,464		$ 25,015		$ 25,819		$ 25,407		$ 24,196		$ 23,687		$ 25,851		$ 27,025		$ 27,479		$ 28,946		$ 29,878		$ 28,657		$ 30,078		$ 31,158		$ 31,537		$ 32,302		$ 32,992	$ 32,693	$ 34,612	$ 33,787	$ 34,727	$ 34,274	$ 32,343	$ 32,124	$ 34,146	$ 35,882	$ 36,688	$ 37,431	$ 38,797	$ 39,706	$ 39,803	$ 39,828